Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2022	2021	2020
Balance at January 1	$26,164.1	$20,265.8	$18,105.4
Less reinsurance recoverables on unpaid losses	4,733.6	3,798.2	3,212.2
Net balance at January 1	21,430.5	16,467.6	14,893.2
Net loss and loss adjustment expense reserves acquired[1]	0	729.2	0
Total beginning reserves	21,430.5	17,196.8	14,893.2
Incurred related to:
Current year	38,209.0	33,632.3	24,926.5
Prior years	(86.3)	(4.7)	195.3
Total incurred	38,122.7	33,627.6	25,121.8
Paid related to:
Current year	23,542.9	20,561.1	15,584.4
Prior years	11,210.2	8,832.8	7,963.0
Total paid	34,753.1	29,393.9	23,547.4
Net balance at December 31	24,800.1	21,430.5	16,467.6
Plus reinsurance recoverables on unpaid losses	5,559.2	4,733.6	3,798.2
Balance at December 31	$30,359.3	$26,164.1	$20,265.8
[1] Net reserves acquired in Protective Insurance acquisition.

Short-duration Insurance Contracts, Claims Development	Only 2022 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business and the Commercial Lines other business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$5,141.8	$5,182.1	$5,192.7	$5,238.7	$5,180.2	$0.4	856,575
2019		5,885.0	5,886.9	5,918.2	5,959.9	115.3	916,390
2020			5,433.8	5,405.4	5,385.7	135.8	756,738
2021				6,716.4	6,861.8	327.1	882,143
2022					7,076.9	1,172.6	821,852
				Total	$30,464.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$2,378.0	$4,028.7	$4,635.0	$4,940.6	$5,084.1
2019		2,715.2	4,533.2	5,272.8	5,626.6
2020			2,383.0	4,112.2	4,796.8
2021				2,855.4	5,239.4
2022					3,018.8
				Total	$23,765.7
	All outstanding liabilities before 2018, net of reinsurance[1]				92.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$6,791.2
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$2,819.0	$2,822.6	$2,821.7	$2,818.9	$2,824.2	$(0.5)	1,695,512
2019		3,277.9	3,254.7	3,261.1	3,259.0	(9.8)	1,878,833
2020			3,328.5	3,319.8	3,327.3	(4.5)	1,784,348
2021				4,708.3	4,624.3	(12.0)	2,103,531
2022					5,429.4	(254.6)	2,006,468
				Total	$19,464.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$2,769.1	$2,827.4	$2,819.9	$2,819.5	$2,821.2
2019		3,242.5	3,259.2	3,255.9	3,260.9
2020			3,250.1	3,322.5	3,323.0
2021				4,438.1	4,620.9
2022					5,176.2
				Total	$19,202.2
	All outstanding liabilities before 2018, net of reinsurance[1]				(0.5)
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$261.5
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$4,904.8	$4,980.9	$5,003.2	$5,052.5	$5,003.2	$0.5	871,247
2019		5,756.5	5,811.7	5,837.9	5,870.0	95.6	957,707
2020			5,356.9	5,322.7	5,301.5	125.5	789,775
2021				6,964.7	7,180.3	318.2	976,925
2022					7,563.4	1,173.0	951,894
				Total	$30,918.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$2,235.1	$3,863.5	$4,481.7	$4,787.7	$4,919.5
2019		2,630.3	4,452.5	5,218.8	5,568.8
2020			2,301.3	4,018.7	4,721.4
2021				2,915.0	5,460.5
2022					3,131.8
				Total	$23,802.0
	All outstanding liabilities before 2018, net of reinsurance[1]				70.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$7,187.2
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$3,202.3	$3,181.9	$3,182.0	$3,179.3	$3,186.4	$0.9	2,070,287
2019		3,787.9	3,737.8	3,749.6	3,747.9	(9.8)	2,272,135
2020			3,775.6	3,753.3	3,765.9	(6.8)	2,138,359
2021				5,752.3	5,568.2	(30.1)	2,600,641
2022					6,613.3	(398.9)	2,602,301
				Total	$22,881.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$3,170.0	$3,193.8	$3,183.0	$3,182.6	$3,183.1
2019		3,782.6	3,751.3	3,746.8	3,750.9
2020			3,720.0	3,765.9	3,762.2
2021				5,421.9	5,578.7
2022					6,325.7
				Total	$22,600.6
	All outstanding liabilities before 2018, net of reinsurance[1]				3.6
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$284.7
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$1,880.4	$1,913.7	$1,976.2	$1,971.4	$1,966.0	$6.1	119,869
2019		2,301.1	2,370.9	2,426.3	2,434.4	50.9	136,232
2020			2,335.7	2,388.8	2,418.9	91.6	117,890
2021				3,446.6	3,527.3	268.2	155,226
2022					4,526.1	892.9	186,665
				Total	$14,872.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$401.4	$979.9	$1,392.3	$1,666.8	$1,818.0
2019		474.8	1,184.4	1,684.5	2,037.5
2020			440.8	1,110.4	1,628.9
2021				573.6	1,545.9
2022					749.2
				Total	$7,779.5
	All outstanding liabilities before 2018, net of reinsurance[1]				83.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$7,177.0
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$528.7	$528.3	$526.3	$525.6	$525.6	$0	93,304
2019		633.1	628.3	626.6	625.9	(1.4)	99,494
2020			631.8	624.9	622.0	(1.6)	99,578
2021				920.9	909.8	(5.5)	121,853
2022					1,314.9	(13.8)	152,929
				Total	$3,998.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$467.6	$524.8	$524.9	$525.4	$525.0
2019		561.1	625.1	624.8	625.3
2020			540.6	621.8	620.4
2021				764.2	903.1
2022					1,114.0
				Total	$3,787.8
	All outstanding liabilities before 2018, net of reinsurance[1]				0.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$211.2
[1] Required supplementary information (unaudited)

Commercial Lines - Other
($ in millions)											As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance											December 31, 2022
	For the years ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022
2013	$66.4	$68.1	$65.3	$75.4	$81.6	$77.9	$78.9	$78.9	$78.9	$79.4	$4.3	8,981
2014		74.9	70.0	68.3	70.5	70.7	69.4	70.7	70.9	70.4	3.5	9,226
2015			51.2	45.4	46.1	48.3	47.0	44.8	45.1	44.6	3.5	9,525
2016				51.8	43.3	41.0	41.5	40.2	40.1	40.0	3.0	7,647
2017					62.6	54.6	51.1	48.8	46.2	48.0	4.6	17,675
2018						81.5	81.3	76.7	77.0	76.5	7.6	15,440
2019							80.7	83.1	85.4	88.3	12.8	10,664
2020								75.0	80.7	81.9	17.7	9,437
2021									84.1	87.3	30.6	9,264
2022										84.0	43.0	6,974
									Total	$700.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022
2013	$13.7	$30.6	$43.6	$55.6	$61.9	$66.9	$68.9	$70.8	$71.7	$72.9
2014		18.6	33.9	44.3	51.1	56.9	59.0	61.1	64.2	65.0
2015			6.5	18.1	26.5	30.9	33.9	36.1	37.1	37.8
2016				8.5	20.9	27.0	30.6	32.7	33.8	35.0
2017					9.6	24.4	30.8	34.5	36.9	39.7
2018						17.6	39.6	49.5	56.7	61.7
2019							20.0	42.4	56.0	64.6
2020								15.8	38.6	52.2
2021									16.9	39.6
2022										18.4
									Total	$486.9
			All outstanding liabilities before 2013, net of reinsurance[1]							29.0
			Liabilities for claims and claim adjustment expenses, net of reinsurance							$242.5
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$839.0	$845.2	$845.4	$846.5	$848.0	$9.4	63,814
2019		971.7	965.2	962.8	965.8	0.6	73,056
2020			1,223.5	1,246.8	1,260.9	23.6	88,680
2021				1,539.6	1,516.3	77.9	89,348
2022					1,664.6	403.8	82,748
				Total	$6,255.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$595.9	$781.2	$812.6	$826.6	$834.1
2019		708.0	930.4	950.5	959.3
2020			832.5	1,141.2	1,210.7
2021				1,035.4	1,374.5
2022					1,041.7
				Total	$5,420.3
	All outstanding liabilities before 2018, net of reinsurance[1]				4.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$839.7
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2022	2021
Net outstanding liabilities
Personal Lines
Agency, Liability	$6,791.2	$6,274.3
Agency, Physical Damage	261.5	277.6
Direct, Liability	7,187.2	6,373.2
Direct, Physical Damage	284.7	322.3
Commercial Lines
Liability	7,177.0	5,381.1
Physical Damage	211.2	163.5
Other	242.5	229.8
Property	839.7	650.5
Other business	108.9	62.6
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	23,103.9	19,734.9
Reinsurance recoverables on unpaid claims
Personal Lines
Agency, Liability	894.1	916.9
Agency, Physical Damage	0	0
Direct, Liability	1,485.4	1,472.7
Direct, Physical Damage	0	0
Commercial Lines
Liability	1,273.7	1,266.4
Physical Damage	0.5	2.4
Other	204.6	202.0
Property	1,068.1	370.0
Other business	559.0	463.8
Total reinsurance recoverables on unpaid claims	5,485.4	4,694.2
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,696.2	1,695.6
Reinsurance recoverables on unpaid claims	73.8	39.4
Total gross liability for unpaid claims and claim adjustment expense	$30,359.3	$26,164.1

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2022:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	43.8%	32.4%	12.3%	5.9%	2.8%
Agency, Physical Damage	97.0	2.4	(0.1)	0.1	0.1
Direct, Liability	42.7	33.0	12.9	6.0	2.6
Direct, Physical Damage	98.0	1.2	(0.2)	0.1	0
Commercial Lines
Liability	17.7	28.3	21.0	14.3	7.7
Physical Damage	86.2	12.7	(0.1)	0.1	(0.1)
Other	20.8	26.1	15.4	10.4	6.9
Property	67.4	23.0	3.9	1.3	0.9